Intangible Assets, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets Subject To Amortization
Intangible assets subject to amortization as of March 31, 2021 consist of the following (in thousands, except years):

	Weighted Average Remaining Useful Lives	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(years)	(in thousands)
Data rights	7	$72,378	$18,541	$53,837
Marketing products	12	24,958	5,121	19,837
Technology	1	45,114	36,592	8,522
Capitalized software	2	48,751	21,215	27,536

Total intangible assets		$191,201	$81,469	$109,732

Intangible assets subject to amortization as of December 31, 2020 consist of the following (in thousands, except years):

	Weighted Average Remaining Useful Lives	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(years)	(in thousands)
Data rights	8	$71,797	$16,621	$55,176
Marketing products	12	24,757	4,548	20,209
Technology	1	44,720	32,625	12,095
Capitalized software	2	44,374	17,312	27,062

Total intangible assets		$185,648	$71,106	$114,542

Intangible assets subject to amortization as of December 31, 2020 (Successor) consist of the following (in thousands, except years):

	Weighted Average Remaining Useful Lives	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(years)	(in thousands)
Data rights	8	$71,797	$16,621	$55,176
Marketing products	12	24,757	4,548	20,209
Technology	1	44,720	32,625	12,095
Capitalized software	2	44,374	17,312	27,062

Total intangible assets		$185,648	$71,106	$114,542

Intangible assets subject to amortization as of December 31, 2019 (Successor) consist of the following (in thousands, except years):

	Weighted Average Remaining Useful Lives	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(years)	(in thousands)
Data rights	9	$69,850	$9,186	$60,664
Marketing products	13	23,491	2,507	20,984
Technology	2	40,900	17,726	23,174
Capitalized software	2	26,641	5,023	21,618

Total intangible assets		$160,882	$34,442	$126,440

Summary Of Expected Amortization Of Intangible Assets
As of December 31, 2020 (Successor), expected amortization of intangible assets for each of the five succeeding fiscal years and thereafter is as follows:

Fiscal Years	(in thousands)
2021	$34,345
2022	19,633
2023	12,206
2024	8,703
2025	8,703
Thereafter	30,952

Total	$114,542